Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Movements in Asset Retirement Obligations

The following table presents the movements in asset retirement obligations for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Asset retirement obligation at beginning of year	52,568	42,135	34,752
Liabilities incurred in the current year	—	17,509	—
Liabilities disposed in the current year	—	(947)	—
Liabilities settled in the current year	(1,230)	(2,216)	(2,257)
Accretion expense (including related to discontinued operations of $997, $458 and $475 during 2014, 2013 and 2012)	5,960	4,982	4,317
Revision in estimated cash flow	19,668	(5,537)	3,239
Translation difference	(29,776)	(3,358)	2,084

Asset retirement obligation at end of year	47,190	52,568	42,135